Consolidated Statement of Financial Position ¥ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥)
Non-current assets
Property, plant and equipment		$ 561,508	¥ 3,756,542	¥ 3,824,018	[1]	¥ 4,127,185	[1]
Investment property		1,011	6,765	7,434	[1]	7,298	[1]
Prepaid operating leases		52,996	354,546	367,270	[1]	379,636	[1]
Goodwill		31,784	212,636	212,636	[1]	212,636	[1]
Intangible assets		30,792	206,001	10,122	[1]	50,122	[1]
Investment in associates and joint ventures		33,623	224,942	198,287	[1]	107,126	[1]
Deferred tax assets		53,991	361,207	315,390	[1]	282,212	[1]
Long-term bank deposits		10,463	70,000	70,000	[1]
Contract assets		6,642	44,434
Other receivables	[1]			620		1,588
Other assets	[1]			303
Non-current assets		782,810	5,237,073	5,006,080	[1]	5,167,803	[1]
Current assets
Inventories		376,357	2,517,864	2,572,745	[1]	1,663,879	[1]
Trade and other receivables		1,163,702	7,785,287	7,415,934	[1]	7,493,621	[1]
Prepaid operating leases		1,875	12,546	12,546	[1]	12,546	[1]
Other assets		6,976	46,672	48,547	[1]	35,559	[1]
Cash and cash equivalents		831,062	5,559,890	5,390,324	[1]	3,653,914	[1]
Long-term bank deposits		10,463	70,000
Short-term bank deposits		53,352	356,926	514,074	[1]	363,043	[1]
Restricted cash		10,718	71,706	54,809	[1]	36,000	[1]
Asset classified as held for sale	[1]					89,381
Current assets		2,454,505	16,420,891	16,008,979	[1]	13,347,943	[1]
Total assets		3,237,315	21,657,964	21,015,059	[1]	18,515,746	[1]
Equity
Issued capital		311,077	2,081,138	2,081,138	[1]	2,059,076	[1]
Preference shares	[1]			21		21
Statutory reserves		45,202	302,404	301,026	[1]	299,144	[1]
Capital reserves		4,590	30,704	30,704	[1]	30,954	[1]
Retained earnings		910,681	6,092,549	5,996,120	[1]	5,358,037	[1]
Other components of equity		(16,584)	(110,946)	(74,722)	[1]	(11,560)	[1]
Equity attributable to equity holders of the parent		1,254,966	8,395,849	8,334,287	[1]	7,735,672	[1]
Non-controlling interests		411,310	2,751,705	2,627,617	[1]	2,317,982	[1]
Total equity		1,666,276	11,147,554	10,961,904	[1]	10,053,654	[1]
Non-current liabilities
Loans and borrowings		2,254	15,078	26,341	[1]	16,270	[1]
Other liabilities		5	34	46	[1]	70	[1]
Contract liabilities		8,027	53,703	34,759	[1]	27,372	[1]
Deferred tax liabilities		20,437	136,728	116,468	[1]	115,758	[1]
Deferred grants		87,521	585,526	331,377	[1]	315,950	[1]
Other payables		23,930	160,091	156,347	[1]	136,772	[1]
Non-current liabilities		142,174	951,160	665,338	[1]	612,192	[1]
Current liabilities
Trade and other payables		1,050,963	7,031,043	7,350,684	[1]	6,552,999	[1]
Loans and borrowings		299,101	2,001,014	1,600,000	[1]	894,136	[1]
Other liabilities		2	14	33	[1]	178	[1]
Contract liabilities		42,867	286,786	198,570	[1]	185,914	[1]
Provision for taxation		10,983	73,480	46,716	[1]	47,667	[1]
Provision for product warranty		24,949	166,913	191,814	[1]	169,006	[1]
Current liabilities		1,428,865	9,559,250	9,387,817	[1]	7,849,900	[1]
Total liabilities		1,571,039	10,510,410	10,053,155	[1]	8,462,092	[1]
Total equity and liabilities		$ 3,237,315	¥ 21,657,964	¥ 21,015,059	[1]	¥ 18,515,746	[1]

[1]	Restated